CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data	3 Months Ended
	Mar. 27, 2010	Mar. 29, 2009
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales	$ 947	$ 824.2
Excise taxes	(286)	(265.2)
Net sales	661	559
Cost of goods sold	(404.4)	(346.1)
Gross profit	256.6	212.9
Marketing, general and administrative expenses	(237.5)	(182.6)
Special items, net	(2.6)	(10.2)
Equity income in MillerCoors	91	97.1
Operating income	107.5	117.2
Interest expense, net	(24.4)	(19.9)
Other expense, net	(8.6)	(18.5)
Income from continuing operations before income taxes	74.5	78.8
Income tax (expense) benefit	(11.7)	1.3
Income from continuing operations	62.8	80.1
Income (loss) from discontinued operations, net of tax	42.6	(3.9)
Net income	105.4	76.2
Less: Net income attributable to noncontrolling interests	(0.8)	(0.5)
Net income attributable to Molson Coors Brewing Company	104.6	75.7
Basic income (loss) attributable to Molson Coors Brewing Company per share:
From continuing operations (in dollars per share)	$ 0.33	$ 0.43
From discontinued operations (in dollars per share)	$ 0.23	$ (0.02)
Basic net income per share (in dollars per share)	$ 0.56	$ 0.41
Diluted income (loss) attributable to Molson Coors Brewing Company per share:
From continuing operations (in dollars per share)	$ 0.33	$ 0.43
From discontinued operations (in dollars per share)	$ 0.23	$ (0.02)
Diluted net income per share (in dollars per share)	$ 0.56	$ 0.41
Weighted average shares - basic (in shares)	185.5	183.8
Weighted average shares - diluted (in shares)	187.2	184.9
Amounts attributable to Molson Coors Brewing Company
Income from continuing operations, net of tax	62	79.6
Income (loss) from discontinued operations, net of tax	42.6	(3.9)
Net income attributable to Molson Coors Brewing Company	$ 104.6	$ 75.7

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Millions	Mar. 27, 2010	Dec. 26, 2009
Current assets:
Cash and cash equivalents	$ 656.6	$ 734.2
Accounts receivable, net	455.8	566.7
Other receivables, net	211.2	150.5
Inventories:
Finished, net	103.2	111.1
In process	17.7	18.3
Raw materials	41.1	43.6
Packaging materials, net	62.5	63.2
Total inventories, net	224.5	236.2
Other assets, net	75.1	65.3
Discontinued operations	2.1	9.9
Total current assets	1,625.3	1,762.8
Properties, net	1,262.5	1,292.5
Goodwill	1,443.5	1,475
Other intangibles, net	4,590.5	4,534.7
Investment in MillerCoors	2,724.5	2,613.6
Deferred tax assets	174.8	177.9
Notes receivable, net	43.3	48.7
Other assets	116.1	115.9
Total assets	11,980.5	12,021.1
Current liabilities:
Accounts payable	184.5	210.3
Accrued expenses and other liabilities	696.1	745
Deferred tax liabilities	184.5	167.1
Current portion of long-term debt and short-term borrowings	300	300.3
Discontinued operations	112	158.2
Total current liabilities	1,477.1	1,580.9
Long-term debt	1,436.6	1,412.7
Pension and post-retirement benefits	792	823.8
Derivative hedging instruments	393.9	374.2
Deferred tax liabilities	446	468
Unrecognized tax benefits	65.2	65
Other liabilities	186.3	185
Discontinued operations	18.2	18.7
Total liabilities	4,815.3	4,928.3
Capital stock:
Preferred stock, non-voting, no par value (authorized: 25.0 shares; none issued)	0	0
Paid-in capital	3,492.2	3,441.5
Retained earnings	2,794.7	2,734.9
Accumulated other comprehensive income	19.2	20.7
Total Molson Coors Brewing Company stockholders' equity	7,151.4	7,079.6
Noncontrolling interests	13.8	13.2
Total equity	7,165.2	7,092.8
Total liabilities and equity	11,980.5	12,021.1
Class A Common Stock
Capital stock:
Common stock	0	0
Class B Common Stock
Capital stock:
Common stock	1.6	1.6
Class A Exchangeable Stock
Capital stock:
Exchangeable shares	115	119.1
Class B Exchangeable Stock
Capital stock:
Exchangeable shares	$ 728.7	$ 761.8

CONDENSED CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $) In Millions, except Per Share data	Mar. 27, 2010	Dec. 26, 2009
Preferred stock, non-voting, no par value (in dollars per share)	$ 0	$ 0
Preferred stock, non-voting, authorized shares	25	25
Preferred stock, non-voting, issued shares	0	0
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized shares	500	500
Common stock, issued shares	2.7	2.6
Common stock, outstanding shares	2.7	2.6
Class B Common Stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized shares	500	500
Common stock, issued shares	160.5	159.4
Common stock, outstanding shares	160.5	159.4
Class A Exchangeable Stock
Exchangeable shares, issued shares	3.1	3.2
Exchangeable shares, outstanding shares	3.1	3.2
Class B Exchangeable Stock
Exchangeable shares, issued shares	19.4	20.2
Exchangeable shares, outstanding shares	19.4	20.2

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions	3 Months Ended
	Mar. 27, 2010	Mar. 29, 2009
Cash flows from operating activities:
Net income	$ 105.4	$ 76.2
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	47	44.4
Share-based compensation	8.9	3.3
Loss on sale or impairment of properties and intangibles	1.3
Deferred income taxes	3.3	(1.6)
Equity income in MillerCoors	(91)	(97.1)
Distributions from MillerCoors	91	84
Equity in net income of unconsolidated affiliates	(2.1)	(1.8)
Excess tax benefits from share-based compensation	(0.5)	(15.2)
Change in current assets and liabilities and other	(34.7)	(91.3)
(Gain) loss from discontinued operations	(42.6)	3.9
Net cash provided by operating activities	86	4.8
Cash flows from investing activities:
Additions to properties	(23)	(19.6)
Proceeds from sales of properties and intangible assets	1.5	2.1
Investment in MillerCoors	(298.2)	(67.2)
Return of capital from MillerCoors	199.5
Deconsolidation of Brewers' Retail, Inc.		(26.1)
Trade loan repayments from customers	4.3	3.2
Trade loans advanced to customers	(2.5)	(2.8)
Net cash used in investing activities	(118.4)	(110.4)
Cash flows from financing activities:
Exercise of stock options under equity compensation plans	4.8	1.5
Excess tax benefits from share-based compensation	0.5	15.2
Dividends paid	(44.7)	(36.8)
Payments on long-term debt and capital lease obligations		(0.1)
Proceeds from short-term borrowings	3.1	9.6
Payments on short-term borrowings		(7.7)
Change in overdraft balances and other	(3)	4.8
Net cash used in financing activities	(39.3)	(13.5)
Cash and cash equivalents:
Net decrease in cash and cash equivalents	(71.7)	(119.1)
Effect of foreign exchange rate changes on cash and cash equivalents	(5.9)	(2.7)
Balance at beginning of year	734.2	216.2
Balance at end of period	$ 656.6	$ 94.4

BASIS OF PRESENTATION	3 Months Ended
Mar. 27, 2010
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1. BASIS OF PRESENTATION

        Unless otherwise noted in this report, any description of we, us or our includes Molson Coors Brewing Company ("MCBC" or the "Company"), principally a holding company, and its operating subsidiaries: MillerCoors LLC ("MillerCoors") which is accounted for by us under the equity method of accounting, Molson Coors Brewing Company (UK) Limited ("MCBC-UK"), Molson Coors Canada ("MCC") and our other operating entities as further described in Note 1 of the Notes to the Audited Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 26, 2009 ("Annual Report").

        Unless otherwise indicated, information in this report is presented in U.S. dollars ("USD" or " $").

        The accompanying unaudited condensed consolidated interim financial statements reflect all adjustments, consisting of normal recurring accruals, which are necessary for a fair statement of the financial position, results of operations and cash flows for the periods presented in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). Such unaudited interim financial statements have been prepared in accordance with the instructions to Form 10-Q pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations.

        These unaudited condensed consolidated interim financial statements should be read in conjunction with our Annual Report and have been prepared on a consistent basis with the accounting policies described in Note 1 of the Notes to the Audited Consolidated Financial Statements included in Annual Report. The results of operations for the thirteen week period ended March 27, 2010, are not necessarily indicative of the results that may be achieved for the full fiscal year.

        MCBC follows a 52/53 week fiscal reporting calendar. The first fiscal quarter of 2010 and 2009 consisted of thirteen weeks ending on March 27, 2010 and March 29, 2009, respectively. Fiscal year 2010 consists of 52 weeks ending on December 25, 2010 and fiscal year 2009 consisted of 52 weeks ended December 26, 2009.

        Brewers' Retail, Inc. ("BRI"), a consolidated subsidiary through February 28, 2009, reported results one month in arrears in the accompanying unaudited condensed interim consolidated financial statements.

        MillerCoors follows a monthly reporting calendar. The first quarters of 2010 and 2009 consisted of three months ended March 31, 2010 and March 31, 2009, respectively.

NEW ACCOUNTING PRONOUNCEMENTS	3 Months Ended
Mar. 27, 2010
NEW ACCOUNTING PRONOUNCEMENTS
NEW ACCOUNTING PRONOUNCEMENTS

2. NEW ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Pronouncements

Consolidation of Variable Interest Entities

        In June 2009, the Financial Accounting Standards Board ("FASB") issued authoritative guidance related to the consolidation of variable interest entities, which requires an enterprise to determine whether its variable interests give it a controlling financial interest. The primary beneficiary of a variable interest entity is the enterprise that has both (1) the power to direct the activities of a variable interest entity that most significantly impact the entity's economic performance, and (2) the obligation to absorb losses of the entity that could potentially be significant to the variable interest entity or the right to receive benefits from the entity that could potentially be significant to the variable interest entity. This amendment also requires ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity requiring consolidation. The guidance was effective for our first quarter ended March 27, 2010. The adoption of this guidance did not impact our financial results. See also Note 4, "INVESTMENTS" for further disclosure of our variable interest entities.

SEGMENT REPORTING	3 Months Ended
Mar. 27, 2010
SEGMENT REPORTING
SEGMENT REPORTING

3. SEGMENT REPORTING

        Our reportable segments consist of Canada, the United States ("U.S.") and the United Kingdom ("U.K.") and our non-reportable segment and other business activities include Molson Coors International ("MCI") and Corporate.

        The following table sets forth net sales by segment:

	Thirteen Weeks Ended
	March 27, 2010	March 29, 2009
	(In millions)
Canada	$390.2	$324.7
U.K.	255.0	219.4
MCI and Corporate	15.8	14.9

Consolidated	$661.0	$559.0

        Across each of our segments, no single customer accounted for more than 10% of our sales. Net sales represent sales to third party external customers and affiliates. Unless otherwise disclosed, intersegment revenues are insignificant and eliminated in consolidation.

        The following table sets forth income (loss) from continuing operations before income taxes by segment:

	Thirteen Weeks Ended
	March 27, 2010	March 29, 2009
	(In millions)
Canada	$54.3	$50.0
U.S.	91.0	97.1
U.K.	1.5	2.6
MCI and Corporate	(72.3)	(70.9)

Consolidated	$74.5	$78.8

        The following table sets forth total assets by segment:

	As of
	March 27, 2010	December 26, 2009
	(In millions)
Canada	$6,472.5	$6,402.0
U.S.	2,724.5	2,613.6
U.K.	2,132.1	2,359.8
MCI and Corporate	649.3	635.8
Discontinued operations	2.1	9.9

Total assets	$11,980.5	$12,021.1

INVESTMENTS	3 Months Ended
Mar. 27, 2010
INVESTMENTS
INVESTMENTS

4. INVESTMENTS

        The investments included within this Note include both equity method and consolidated investments. Those entities identified as variable interest entities ("VIE's") have been evaluated under authoritative guidance to determine whether we are the primary beneficiary. The VIE's included under Equity Investments are those for which we have concluded that we are not the primary beneficiary and accordingly account for those investments under the equity method of accounting. The VIE's included under Consolidated Investments are those for which we have concluded that we are the primary beneficiary and accordingly consolidate those investments. We have not provided any financial support to any of our VIE's during the quarter that we were not previously contractually obligated to provide.

        Further, authoritative guidance related to the consolidation of VIE's requires that we continually reassess whether we are the primary beneficiary of VIE's in which we have an interest. As such, the conclusion regarding the primary beneficiary status is subject to change and we continually evaluate circumstances that could require consolidation or deconsolidation.

Equity Investments

MillerCoors

        Summarized financial information for MillerCoors is as follows:

Condensed Balance sheet

	As of
	March 31, 2010	December 31, 2009
	(In millions)
Current assets	$982.6	$808.5
Noncurrent assets	9,041.5	9,025.0

Total assets	$10,024.1	$9,833.5

Current liabilities	$807.1	$885.4
Noncurrent liabilities	$1,254.6	1,278.4

Total liabilities	$2,061.7	2,163.8
Noncontrolling interests	36.9	28.1
Interest attributable to shareholders'	7,925.5	7,641.6

Total liabilities and equity	$10,024.1	$9,833.5

Results of operations

	For the three months ended
	March 31, 2010	March 31, 2009
	(In millions)
Net sales	$1,700.9	$1,715.9
Cost of goods sold	(1,078.6)	(1,049.9)

Gross profit	$622.3	$666.0
Operating income	$212.5	$213.8
Net income attributable to MillerCoors	$208.6	$206.0

        The following represents MCBC's proportional share in net income attributable to MillerCoors reported under the equity method:

	Thirteen Weeks Ended
	March 27, 2010	March 29, 2009
	(In millions, except percentages)
Net income attributable to MillerCoors	$208.6	$206.0
MCBC economic interest	42%	42%

MCBC proportionate share of MillerCoors net income	87.6	86.5
MillerCoors accounting policy elections(1)	—	7.3
Amortization of the difference between MCBC contributed cost basis and proportional share of the underlying equity in net assets of MillerCoors(2)	2.5	3.0
Share-based compensation adjustment(3)	0.9	0.3

Equity income in MillerCoors	$91.0	$97.1

(1)
MillerCoors made its initial accounting policy elections upon formation, impacting certain asset and liability balances contributed by MCBC. Our investment basis in MillerCoors is based upon the book value of the net assets we contributed. These adjustments reflect the favorable impact to our investment as a result of the differences resulting from accounting policy elections, the most significant of which was MillerCoors' election to value contributed CBC inventories using the first in, first out (FIFO) method, rather than the last in, first out (LIFO) method, which had previously been applied. This adjustment has been phased in over the expected turnover of the related inventories; which was concluded in the first quarter of 2009.

(2)
MCBC's net investment in MillerCoors is based on the carrying values of the net assets it contributed to the joint venture which is less than our proportional share of underlying equity (42%) of MillerCoors (contributed by both Coors Brewing Company ("CBC") and Miller Brewing Company by approximately  $628 million. This difference is being amortized as additional equity income over the remaining useful lives of long-lived assets giving rise to the difference. For non-depreciable assets, such as goodwill, no adjustment is being recorded.

(3)
The net adjustment is to record all stock-based compensation associated with pre-existing equity awards to be settled in MCBC Class B common stock held by former CBC employees now employed by MillerCoors and to eliminate all stock-based compensation impacts related to pre-existing SABMiller equity awards held by Miller employees now employed by MillerCoors.

        During the thirteen weeks ended March 27, 2010, we had  $8.5 million of sales of beer to MillerCoors and  $2.0 million of purchases of beer from MillerCoors. During the thirteen weeks ended March 29, 2009, we had  $10.0 million of sales of beer to MillerCoors and  $2.4 million of purchases of beer from MillerCoors.

        For the thirteen weeks ended March 27, 2010, we recorded  $0.8 million of service agreement and other charges to MillerCoors and  $0.4 million of service agreement costs from MillerCoors. For the thirteen weeks ended March 29, 2009, we recorded  $3.6 million of service agreement and other charges to MillerCoors and  $0.3 million of service agreement costs from MillerCoors.

        As of March 27, 2010 and December 26, 2009, we had  $3.5 million and  $5.4 million net receivables due from MillerCoors, included within Accounts receivable, net, related to the activities mentioned above.

Brewers' Retail Inc.

        BRI, a VIE, is a beer distribution and retail network for the Ontario region of Canada, owned by MCC, Labatt and Sleeman brewers. BRI operates on a break-even basis. MCBC has historically consolidated BRI as its primary beneficiary. Contractual provisions cause our variable interests to fluctuate requiring ongoing evaluations as to primary beneficiary status. Acquisition activity by another BRI owner caused our variable interest to decrease to a level indicating that we are no longer the primary beneficiary. As a result, we deconsolidated BRI from our financial statements during the first quarter of 2009.

        Our deconsolidation resulted from a change in variable interests that fluctuate between the variable interest holders based on market and business circumstances, so there were no proceeds from the sale of subsidiary stock or assets. BRI's liabilities exceeded its assets at the date of deconsolidation (negative book value), by  $90.3 million. We recorded a liability of  $74.3 million associated with the recognition of the fair value of our proportionate share of the guarantee we maintain with regard to BRI's debt obligations. Because we have an obligation to proportionately fund BRI's obligations, the remaining difference between net carrying value and the fair value of our retained equity interest in BRI was recorded as an adjustment to our BRI investment, effectively resulting in a negative equity method basis.

        We are exposed to the risk of funding requirements related to the defined benefit plans of BRI and Brewers' Distributor Ltd. ("BDL"), our equity method distribution joint venture in the Western provinces of Canada, as a result of potential changes in the fair value of the plans' assets and liabilities. Specifically, the fair value of each variable interest entity's plan assets can fluctuate due to changes in the market value of the investments held by the plans, and the plan liabilities can fluctuate due to changes in discount rates and other actuarial assumptions. These fluctuations would result in a change in the plans' funded status and thereby the required contributions of BRI and BDL. Although we are exposed to these changes, we currently expect BRI and BDL to continue to meet the current and future plan funding requirements.

Consolidated Investments

        The following summarizes the assets and results of operations of our consolidated VIEs (including noncontrolling interests). None of our consolidated VIEs held debt as of March 27, 2010 or December 26, 2009.

	For the thirteen weeks ended/As of			As of	For the thirteen weeks ended
				December 26, 2009
	March 27, 2010				March 29, 2009
	Total Assets(1)	Revenues	Pre-tax income	Total Assets(1)	Revenues	Pre-tax income
	(In millions)
BRI(2)	$—	$—	$—	$—	$40.4	$—
Grolsch(3)	$14.2	$6.7	$1.0	$22.7	$7.8	$1.4
Cobra	$31.5	$9.2	$1.4	$32.3	$—	$—
Granville Island	$29.9	$5.2	$0.3	$28.7	$—	$—
(1)
Excludes receivables from the Company.

(2)
The revenues shown for BRI are for the first two months of 2009 as BRI was deconsolidated as of February 28, 2009.

(3)
Substantially all such sales for Grolsch are made to the Company and as such, are eliminated in consolidation.

SHARE-BASED PAYMENTS	3 Months Ended
Mar. 27, 2010
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

5. SHARE-BASED PAYMENTS

        During the first quarter of 2010 and 2009, we recognized share-based compensation related to the following Class B common share awards to certain directors, officers, and other eligible employees, pursuant to the Molson Coors Brewing Company Incentive Compensation Plan ("Incentive Compensation Plan"): restricted stock units ("RSU"), deferred stock units ("DSU"), performance units ("PU"), performance share units ("PSU"), stock options, and stock-only stock appreciation rights ("SOSAR").

        The following table summarizes components of the share-based compensation recorded as expense:

	Thirteen Weeks Ended
	March 27, 2010	March 29, 2009
	(In millions)
Stock options and SOSARs
Pre-tax compensation expense	$3.8	$1.1
Tax benefit	(1.1)	(0.3)

After-tax compensation expense	$2.7	$0.8

RSUs and DSUs
Pre-tax compensation expense	$4.0	$2.9
Tax benefit	(1.1)	(0.8)

After-tax compensation expense	$2.9	$2.1

PUs and PSUs
Pre-tax compensation expense	$1.4	$—
Tax benefit	(0.3)	—

After-tax compensation expense	$1.1	$—

Total after-tax compensation expense	$6.7	$2.9

        During the first quarter of 2010, we granted 0.7 million stock options, 0.2 million RSUs and 0.7 million PUs, all of which were outstanding as of March 27, 2010.

        The mark-to-market stock-based compensation expense before tax, related to MCBC share-based awards granted to former CBC employees now employed by MillerCoors, recorded during the thirteen weeks ended March 27, 2010 and March 29, 2009, was  $0.4 million and insignificant, respectively. These amounts are included in the table above.

        As of March 27, 2010, there was  $46.8 million of total unrecognized compensation expense related to non-vested shares from share-based compensation arrangements granted under the plans. This compensation expense is expected to be recognized over a weighted-average period of approximately 1.6 years. During the thirteen weeks ended March 27, 2010, cash received from stock option exercises was  $4.8 million and the total tax benefit to be realized for the tax deductions from these option exercises was  $0.5 million.

        On March 15, 2010, the Board of Directors approved the reservation and issuance of 5 million shares of our Class B Common Stock under the terms of the Incentive Compensation Plan, subject to approval of the holders of our Class A Common Stock ("Shareholder Approval"). Shareholder Approval is anticipated to occur at our Annual Meeting of Stockholders scheduled for June 2, 2010. As a result, as of March 27, 2010, we had the ability to grant stock options, SOSARs, RSUs, DSUs, PUs and PSUs with respect to 4.6 million shares of our Class B Common Stock, provided that no shares of Class B Common Stock underlying such stock options, SOSARs, RSUs, DSUs, PUs and PSUs may be issued until Shareholder Approval.

        The following table represents the summary of stock options and SOSARs outstanding as of March 27, 2010, and the activity during the first thirteen weeks of 2010:

	Outstanding options	Weighted-average exercise price per share	Weighted-average remaining contractual life (years)	Aggregate intrinsic value
	(In millions, except per share amounts and years)
Outstanding as of December 26, 2009	7.4	$37.00	4.94	$64.0
Granted	0.7	$43.24
Exercised	(0.2)	$32.97
Forfeited	—

Outstanding as of March 27, 2010	7.9	$37.63	5.24	$50.0

Excercisable at March 27, 2010	6.0	$35.09	4.04	$49.6

        The total intrinsic value of options exercised during the thirteen weeks ended March 27, 2010 and March 29, 2009 was  $1.6 million and  $0.3 million, respectively.

        The following table represents non-vested RSUs, PUs and DSUs as of March 27, 2010, and the activity during the first thirteen weeks of 2010:

	Units	Weighted-average grant date fair value per unit
	(In millions, except per unit amounts)
Non-vested as of December 26, 2009	3.2	$16.60
Granted	0.9	$19.18
Vested	—
Forfeited	—

Non-vested as of March 27, 2010	4.1	$16.96

        The fair values of each option granted in the first quarter of 2010 and the second quarter of 2009, respectively, were determined on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	For the Thirteen Weeks Ended	For the Thirteen and Twenty-Six Weeks Ended
	March 27, 2010	June 28, 2009(1)
Risk-free interest rate	2.96%	2.46%
Dividend yield	2.22%	2.28%
Volatility range	27.2% - 29.5%	28.7% - 28.9%
Weighted-average volatility	27.86%	28.88%
Expected term (years)	5.0 - 7.0	5.0 - 7.0
Weighted-average fair market value(2)	$10.97	$10.33
(1)
The 2009 annual stock option grant occurred in the second quarter of 2009, therefore for comparative purposes the assumptions for the twenty-six weeks ended June 28, 2009 are presented above.
(2)
Value relates to options granted for the thirteen and twenty-six weeks ended June 28, 2009 and the thirteen weeks ended March 27, 2010.

        The valuation of stock options is a significant accounting estimate which requires us to use judgments and assumptions that are likely to have a material impact on our financial statements. Annually, we make assumptions regarding future stock price volatility, employee exercise behavior, and dividend yield. We estimate our future stock price volatility using the historical volatility over the expected term of the option.

        Our expected term represents the period of time that options granted are expected to be outstanding based on historical option exercise activity and employee post-vesting cancellations within the valuation model. Separate groups of employees with differing historical exercise behavior were segregated for valuation purposes. The weighted-average expected term for all employee groups is presented in the table above. Our valuation model assumes that dividends and our share price increase in line with earnings, resulting in a constant dividend yield. The risk-free interest rate for periods during the expected term of the options is based on the yield on a U.S. Treasury zero-coupon bond of comparable duration.

        To the extent that actual outcomes differ from our assumptions, we are not required to true up grant-date fair value-based expense to final intrinsic values. However, these differences can impact the classification of cash tax benefits realized upon exercise of stock options. Furthermore, historical data has a significant bearing on our forward-looking assumptions. Significant variances between actual and predicted experience could lead to prospective revisions in our assumptions, which could then significantly impact the year-over-year comparability of stock-based compensation expense.

UNUSUAL OR INFREQUENT ITEMS	3 Months Ended
Mar. 27, 2010
UNUSUAL OR INFREQUENT ITEMS
UNUSUAL OR INFREQUENT ITEMS

6. UNUSUAL OR INFREQUENT ITEMS

        We have incurred charges or gains that we believe are not indicative of our normal, core operations. As such, we have separately classified these costs as special operating items.

Summary of Special Items

        The table below summarizes special items recorded by program:

	Thirteen Weeks Ended
	March 27, 2010	March 29, 2009
	(In millions)
Canada
Restructuring, exit and other related costs associated with the Edmonton and Montreal breweries(1)	$0.7	$2.8
Ontario Retiree Pension incentive(1)	1.2	—
Pension curtailment(2)	—	5.3
U.K.
Restructuring charge(3)	0.9	0.9
Other(4)	(0.3)	—
MCI and Corporate
Loss on change in control agreements for Coors executives(5)	—	0.6
Costs associated with outsourcing and other strategic initiatives(6)	0.1	0.6

Total special items	$2.6	$10.2

(1)
During the first quarters of 2010 and 2009, the Canada segment recognized expenses for restructuring costs associated with employee terminations and impairment of assets at the Montreal and Edmonton breweries. During the fourth quarter of 2009, the Toronto Brewery Union ratified a Collective Bargaining Agreement with Molson Coors Canada. The agreement includes changes to the Ontario-Atlantic Hourly Defined Benefit pension plan including special termination benefits. During the first quarter of 2010, Molson Coors Canada recognized  $1.2 million of special termination benefits related to these changes.

(2)
In the first quarter of 2009, the Canada segment recognized a pension curtailment loss and restructuring costs associated with employee terminations at the Montreal brewery driven by MillerCoors' decision to produce Blue Moon products at its breweries in the U.S.

(3)
During the first quarters of 2010 and 2009, the U.K. segment recognized employee termination costs related to supply chain restructuring activity and company-wide efforts to increase efficiency in certain finance, information technology and human resource activities by outsourcing portions of those functions.

(4)
During the first quarter of 2010, the U.K. segment recognized a gain due to the release of an accrual of  $0.3 million related to a potential repayment of a government grant.

(5)
Special items for the first quarter of 2009 include costs associated with adjusting to the floor provided on the exercise price of stock options held by former Adolph Coors Company ("Coors") officers who left the Company under change in control agreements following the merger between Coors and Molson, Inc. ("Molson") in 2005 which expired during the first quarter of 2010.

(6)
During the first thirteen weeks of 2009, MCI and Corporate recognized costs associated with other strategic initiatives.

        The table below summarizes the activity in the restructuring accruals:

	Severance and other employee-related costs
	Canada	U.K.
	(In millions)
Balance at December 26, 2009	$0.6	$2.3
Charges incurred	—	0.9
Payments made	(0.1)	(1.6)
Foreign currency and other adjustments	—	(0.2)

Balance at March 27, 2010	$0.5	$1.4

OTHER INCOME AND EXPENSE	3 Months Ended
Mar. 27, 2010
OTHER INCOME AND EXPENSE
OTHER INCOME AND EXPENSE

7. OTHER INCOME AND EXPENSE

        The table below summarizes other income and expense:

	Thirteen Weeks Ended
	March 27, 2010	March 29, 2009
	(In millions)
Loss from Foster's swap(1)	$(6.9)	$(21.4)
(Losses) gains from other foreign exchange and derivative activity	(2.2)	1.6
Losses on non-operating leases, net	(0.2)	(0.2)
Equity in income of unconsolidated affiliates, net	—	1.6
Other, net	0.7	(0.1)

Other expense, net	$(8.6)	$(18.5)

(1)
During the third quarter of 2008, we entered into a cash settled total return swap with Deutsche Bank in order to gain an economic exposure to Foster's Group ("Foster's") (ASX:FGL), a major global brewer (see Note 13 "DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES"). This amount represents the net loss recognized on the mark-to-market adjustment on the fair value of the swap.

DISCONTINUED OPERATIONS	3 Months Ended
Mar. 27, 2010
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

8. DISCONTINUED OPERATIONS

        In 2006, we sold our entire equity interest in our Brazilian unit, Cervejarias Kaiser Brasil S.A. ("Kaiser") to FEMSA Cerveza S.A. de C.V. ("FEMSA"). The terms of the sale agreement require us to indemnify FEMSA for exposures related to certain tax, civil and labor contingencies arising prior to FEMSA's purchase of Kaiser. We recognized a gain of  $42.6 million related to our settlement of a portion of our indemnity liabilities to FEMSA during the first quarter of 2010. During the first quarter of 2009, we recognized a loss of  $3.9 million from discontinued operations associated with changes in estimates of the carrying value of the indemnity related liabilities, foreign exchange gains and losses, and accretion expense related to indemnities we provided to FEMSA with regard to contingent tax and other liabilities, which are discussed further in Note 15 "COMMITMENTS AND CONTINGENCIES."

INCOME TAX	3 Months Ended
Mar. 27, 2010
INCOME TAX
INCOME TAX

9. INCOME TAX

        Our effective tax rate for the first quarter of 2010 was approximately 16%. We anticipate that our 2010 full year effective tax rate will be in the range of 18% to 22%. Our first quarter effective tax rate is lower than our anticipated full year rate primarily due to various discrete items in the first quarter of 2010.

        Our tax rate is volatile and may fluctuate with changes in, among other things, the amount and source of income or loss, our ability to utilize foreign tax credits, changes in tax laws, and the movement of liabilities established for uncertain tax positions as statutes of limitations expire or positions are otherwise effectively settled. We note that there are proposed or pending tax law changes in the U.S., U.K. and Canada that, if enacted, may impact our effective tax rate.

        As of December 26, 2009, we had  $71.5 million of uncertain tax benefits. Since December 26, 2009, uncertain tax benefits increased by  $2.8 million. This addition is net of increases due to additional uncertain tax benefits and interest accrued for the current year and decreases primarily due to fluctuation in foreign exchange rates, certain tax positions closing or being effectively settled, and payments made to tax authorities with regard to uncertain tax benefits during the first quarter of 2010. This results in a total uncertain tax benefit of  $74.3 million as of March 27, 2010. Within the next 12 months, the Company expects to recognize approximately  $1 million to  $4 million of income tax expense related to uncertain tax positions.

        We file income tax returns in most of the federal, state, and provincial jurisdictions in the U.S., U.K., and Canada. Tax years through 2007 are closed or have been effectively settled through examination in the U.S. and the U.K. Tax years through 2004 are closed or have been effectively settled through examination in Canada. Tax year 2005 is currently under examination in Canada.

EARNINGS PER SHARE ("EPS")	3 Months Ended
Mar. 27, 2010
EARNINGS PER SHARE ("EPS")
EARNINGS PER SHARE ("EPS")

10. EARNINGS PER SHARE ("EPS")

        Basic net income per share was computed using the weighted average number of shares of common stock outstanding during the period. Diluted net income per share includes the additional dilutive effect of our potentially dilutive securities, which include stock options, SOSARs, RSUs, PUs, PSUs and DSUs, calculated using the treasury stock method.

        The following summarizes the effect of dilutive securities on diluted EPS:

	Thirteen Weeks Ended
	March 27, 2010	March 29, 2009
	(In millions, except per share amounts)
Amounts attributable to MCBC
Income from continuing operations, net of tax	$62.0	$79.6
Income (loss) from discontinued operations, net of tax	42.6	(3.9)

Net income attributable to MCBC	$104.6	$75.7

Weighted average shares for basic EPS	185.5	183.8
Effect of dilutive securities:
Options, LOSARs and SOSARs	0.9	0.8
RSUs, PUs and DSUs	0.8	0.3

Weighted average shares for diluted EPS	187.2	184.9

Basic income (loss) per share:
Continuing operations attributable to MCBC	$0.33	$0.43
Discontinued operations attributable to MCBC	0.23	(0.02)

Net income attributable to MCBC	$0.56	$0.41

Diluted income (loss) per share:
Continuing operations attributable to MCBC	$0.33	$0.43
Discontinued operations attributable to MCBC	0.23	(0.02)

Net income attributable to MCBC	$0.56	$0.41

Dividends declared and paid per share	$0.24	$0.20

        The following anti-dilutive securities were excluded from the computation of the effect of dilutive securities on earnings per share for the following periods:

	Thirteen Weeks Ended
	March 27, 2010	March 29, 2009
	(In millions)
Stock options, SOSARs and RSUs(1)	1.0	0.5
Shares issuable upon assumed conversion of the 2.5% Convertible Senior Notes to issue Class B common shares(2)	10.5	10.5
Warrants to issue Class B common shares(2)	10.5	10.5

	22.0	21.5

(1)
Exercise prices exceed the average market price of the common shares or are anti-dilutive due to the impact of the unrecognized compensation cost on the calculation of assumed proceeds in the application of the treasury stock method.

(2)
We issued  $575 million of senior convertible notes in June 2007. The impact of a net share settlement of the conversion amount at maturity will begin to dilute earnings per share when our stock price reaches  $54.76. The impact of stock that could be issued to settle share obligations we could have under the warrants we issued simultaneously with the convertible notes issuance will begin to dilute earnings per share when our stock price reaches  $70.09. The potential receipt of MCBC stock from counterparties under our purchased call options when and if our stock price is between  $54.76 and  $70.09 would be anti-dilutive and excluded from any calculations of earnings per share.

        We have no outstanding equity share awards that contain non-forfeitable rights to dividends on unvested shares.

GOODWILL AND INTANGIBLE ASSETS	3 Months Ended
Mar. 27, 2010
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

11. GOODWILL AND INTANGIBLE ASSETS

        The following summarizes the change in goodwill for the thirteen weeks ended March 27, 2010 (in millions):

Balance at December 26, 2009	$1,475.0
Foreign currency translation	(32.9)
Other	1.4

Balance at March 27, 2010	$1,443.5

        Goodwill was attributed to our reportable segments as follows:

	As of
	March 27, 2010	December 26, 2009
	(In millions)
Canada	$737.6	$720.7
United Kingdom	705.9	754.3

Consolidated	$1,443.5	$1,475.0

        The following table presents details of our intangible assets, other than goodwill, as of March 27, 2010:

	Useful life	Gross	Accumulated amortization	Net
	(Years)	(In millions)
Intangible assets subject to amortization:
Brands	3 - 40	$289.3	$(141.6)	$147.7
Distribution rights	2 - 23	339.1	(202.6)	136.5
Patents and technology and distribution channels	3 - 10	33.4	(21.9)	11.5
Intangible assets not subject to amortization:
Brands	Indefinite	3,293.9	—	3,293.9
Distribution networks	Indefinite	985.4	—	985.4
Other	Indefinite	15.5	—	15.5

Total		$4,956.6	$(366.1)	$4,590.5

        The following table presents details of our intangible assets, other than goodwill, as of December 26, 2009:

	Useful life	Gross	Accumulated amortization	Net
	(Years)	(In millions)
Intangible assets subject to amortization:
Brands	3 - 40	$293.5	$(140.1)	$153.4
Distribution rights	2 - 23	334.4	(194.3)	140.1
Patents and technology and distribution channels	3 - 10	35.8	(22.4)	13.4
Intangible assets not subject to amortization:
Brands	Indefinite	3,248.8	—	3,248.8
Distribution networks	Indefinite	963.5	—	963.5
Other	Indefinite	15.5	—	15.5

Total		$4,891.5	$(356.8)	$4,534.7

        The changes in the gross carrying amounts of intangibles from December 26, 2009 to March 27, 2010, are due to the impact of foreign exchange rates, as a significant amount of intangibles are denominated in foreign currencies.

        Based on foreign exchange rates as of March 27, 2010, the following is our estimated amortization expense related to intangible assets for the next five years:

Amount
(In millions)
2010—remaining	$33.0
2011	$42.7
2012	$30.7
2013	$30.2
2014	$30.2

        Amortization expense of intangible assets was  $11.0 million and  $9.3 million for the thirteen weeks ended March 27, 2010 and March 29, 2009, respectively.

        We are required to perform goodwill and indefinite-lived intangible asset impairment tests on at least an annual basis and more frequently in certain circumstances. We perform the required impairment testing during the third quarter annually. No impairment losses were included in the goodwill balances as of March 27, 2010 or December 26, 2009.

DEBT	3 Months Ended
Mar. 27, 2010
DEBT
DEBT

12. DEBT

        The table below summarizes total debt:

	As of
	March 27, 2010	December 26, 2009
	(In millions)
Senior notes:
U.S. $850 million 6.375% due 2012	$44.6	$44.6
U.S. $300 million 4.85% due 2010	300.0	300.0
CAD $900 million 5.0% due 2015	876.7	857.2
U.S. $575 million convertible debt 2.5% due 2013(1)	575.0	575.0
Less: unamortized debt discounts and other(2)	(59.7)	(63.8)

Total long-term debt (including current portion)	1,736.6	1,713.0
Less: current portion of long-term debt	(300.0)	(300.3)

Total long-term debt	$1,436.6	$1,412.7

Total fair value	$1,875.7	$1,913.6

(1)
The original conversion price for each  $1,000 aggregate principal amount of notes was  $54.76 per share of our Class B common stock, which represented a 25% premium above the stock price on the day of issuance of the notes and corresponded to the initial conversion ratio of 18.263 shares per each  $1,000 aggregate principal amount of notes. The conversion ratio and conversion price are subject to customary adjustments for certain events and provisions, as defined in the indenture. As a result of increases to our Class B common stock dividend levels in both 2008 and 2009, the conversion price and conversion ratio associated with the notes were  $54.17 per share and 18.4603 shares, respectively, as of March 27, 2010. Currently, the convertible debt's if-converted value does not exceed the principal.

(2)
In May 2008, the FASB issued authoritative guidance that requires issuers of convertible debt instruments that may be settled wholly or partially in cash upon conversion to separately account for the liability and equity components in a manner reflective of the issuers' nonconvertible debt borrowing rate. During the 13 weeks ended March 27, 2010 and March 29, 2009, we incurred additional non-cash interest expense of  $4.2 million and  $4.0 million, respectively. We also incurred interest expense related to the 2.5% coupon rate of  $3.6 million for both thirteen week periods ended March 27, 2010 and March 29, 2009. The combination of non-cash and cash interest resulted in an effective interest rate of 6.06% and 6.12% for the thirteen weeks ended March 27, 2010 and March 29, 2009, respectively. As of March 27, 2010 and December 26, 2009, paid in capital in the equity section of our balance sheet includes  $103.9 million, ( $64.2 million net of tax), representing the equity component of the convertible debt. Further, as of March, 27, 2010 and December 26, 2009,  $59.1 and  $63.2 million respectively of the unamortized debt discount and other balance relates to our  $575 million convertible debt. We expect the unamortized discount to continue to amortize throughout 2010 and through 2013 resulting in non-cash interest expense of approximately  $16 million to  $18 million annually, thereby increasing the carrying value of the convertible debt to its  $575 million face value at maturity in July 2013. The remaining  $0.6 million as of quarter end and year-end, respectively, relates to unamortized debt premiums, discounts, and other on the additional debt balances.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	3 Months Ended
Mar. 27, 2010
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

13. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

        Our risk management and derivative accounting policies are presented in our Annual Report and did not significantly change during the first quarter of 2010.

Derivative Fair Value Measurements

        We utilize market approaches to estimate the fair value of our derivative instruments by discounting anticipated future cash flows derived from the derivative's contractual terms and observable market interest, foreign exchange and commodity rates. The fair values of our derivatives also include credit risk adjustments to account for our counterparties' credit risk, as well as MCBC's own non-performance risk. As of March 27, 2010 and December 26, 2009 these adjustments resulted in deferred net gains in accumulated other comprehensive income ("AOCI") of  $3.7 million and  $3.3 million, respectively, as the fair value of our derivatives were in net liability positions at both period ends.

        The table below summarizes our derivative assets and liabilities that were measured at fair value as of March 27, 2010 and December 26, 2009.

		Fair Value Measurements at March 27, 2010 Using
	Total carrying value at March 27, 2010	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(In millions)
Cross currency swaps	$(438.6)	$—	$(438.6)	$—
Forward starting interest rate swaps	4.3	—	4.3	—
Foreign currency forwards	(13.3)	—	(13.3)	—
Commodity swaps	(2.2)	—	(2.2)	—
Total return swaps	(4.2)	—	(4.2)	—

Derivatives, net	$(454.0)	$—	$(454.0)	$—

		Fair Value Measurements at December 26, 2009 Using
	Total carrying value at December 26, 2009	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(In millions)
Cross currency swaps	$(413.0)	$—	$(413.0)	$—
Forward starting interest rate swaps	6.3	—	6.3	—
Foreign currency forwards	(8.5)	—	(8.5)	—
Commodity swaps	(0.9)	—	(0.9)	—
Total return swaps	(1.8)	—	(1.8)	—

Total	$(417.9)	$—	$(417.9)	$—

        As of March 27, 2010, we had no significant transfers in or out of Level 1, 2 or 3. New derivative contracts transacted during the quarter are all included in Level 2.

Results of Period Derivative Activity

        The tables below include the year to date results of our derivative activity in the Condensed Consolidated Balance Sheet as of March 27, 2010 and December 26, 2009 and the Condensed Consolidated Statement of Operations for the thirteen weeks ended March 27, 2010 and March 29, 2009.

Fair Value of Derivative Instruments in the Condensed Consolidated Balance Sheet (in millions)

	As of March 27, 2010
		Asset derivatives		Liability derivatives
	Notional amount	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Cross currency swaps	USD 1,874.1	Other current assets	$—	Accrued expenses	$(53.7)
		Other assets	—	Long term derivative liability	(384.9)
Forward starting interest rate swaps	USD 194.8	Other current assets	4.3	Accrued expenses	—
Foreign currency forwards	USD 428.0	Other current assets	2.5	Accrued expenses	(7.9)
		Other assets	0.6	Long term derivative liability	(8.5)
Commodity swaps	Gigajoules 2.0	Other current assets	—	Accrued expenses	(1.7)
		Other assets	—	Long term derivative liability	(0.5)

Total derivatives designated as hedging instruments			$7.4		$(457.2)

Derivatives not designated as hedging instruments:
Total return swap	AUD 496.5	Other current assets	$9.7	Accrued expenses	$(13.9)

Total derivatives not designated as hedging instruments			$9.7		$(13.9)

	As of December 26, 2009
		Asset derivatives		Liability derivatives
	Notional amount	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Cross currency swaps	USD 1,992.4	Other current assets	$—	Accrued expenses	$(46.9)
		Other assets	—	Long term derivative liability	(366.1)
Forward starting interest rate swaps	USD 190.5	Other current assets	6.3	Accrued expenses	—
Foreign currency forwards	USD 339.3	Other current assets	4.6	Accrued expenses	(6.1)
		Other assets	1.1	Long term derivative liability	(8.1)
Commodity swaps	Gigajoules 1.2	Other current assets	—	Accrued expenses	(0.9)

Total derivatives designated as hedging instruments			$12.0		$(428.1)

Derivatives not designated as hedging instruments:
Total return swap	AUD 496.5	Other current assets	$—	Accrued expenses	$(1.8)

Total derivatives not designated as hedging instruments			$—		$(1.8)

        MCBC allocates the current and non-current portion of each contract to the corresponding derivative account above.

The Effect of Derivative Instruments on the Condensed Consolidated Statement of Operations (in millions)

Cash Flow Hedges

For the Thirteen Weeks Ended March 27, 2010
Derivatives in cash flow hedge relationships	Amount of gain (loss) recognized in OCI on derivative (effective portion)	Location of gain (loss) reclassified from AOCI into income (effective portion)	Amount of gain (loss) recognized from AOCI on derivative (effective portion)	Location of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Cross currency swaps(1)	$8.3	Other income (expense), net	$(25.2)	Other income (expense), net	$—
		Interest expense, net	(2.6)	Interest expense, net	—
Forward starting interest rate swaps	(2.2)	Interest expense, net	—	Interest expense, net	—
Foreign currency forwards	(4.5)	Other income (expense), net	(1.3)	Other income (expense), net	—
		Cost of goods sold	(0.7)	Cost of goods sold	—
		Marketing and general administrative expenses	—	Marketing and general administrative expenses	—
Commodity swaps	(1.4)	Cost of goods sold	(0.5)	Cost of goods sold	—

Total	$0.2		$(30.3)		$—

For the Thirteen Weeks Ended March 29, 2009
Derivatives in cash flow hedge relationships	Amount of gain (loss) recognized in OCI on derivative (effective portion)	Location of gain (loss) reclassified from AOCI into income (effective portion)	Amount of gain (loss) recognized from AOCI on derivative (effective portion)	Location of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Cross currency swaps	$(5.9)	Other income (expense), net	$18.7	Other income (expense), net	$—
		Interest expense, net	(0.2)	Interest expense, net	—
Foreign currency forwards	(2.2)	Other income (expense), net	2.7	Other income (expense), net	—
		Cost of goods sold	5.3	Cost of goods sold	—
Commodity swaps	(1.0)	Cost of goods sold	(0.7)	Cost of goods sold	—

Total	$(9.1)		$25.8		$—

Note: Amounts recognized in AOCI are gross of taxes.

(1)
The foreign exchange gain (loss) component of these cross currency swaps is offset by the corresponding gain (loss) on the hedged forecasted transactions in Other income (expense), net and Interest expense, net.

        During the period we recorded no significant ineffectiveness related to these cash flow hedges.

Other Derivatives (in millions)

For the Thirteen Weeks Ended March 27, 2010
Derivatives Not In Hedging Relationship	Location of Gain (Loss) Recognized in Income on Derivative	Amount of Gain (Loss) Recognized in Income on Derivative
Total return swaps	Other income (expense), net	$(6.9)

		$(6.9)

For the Thirteen Weeks Ended March 29, 2009
Derivatives Not In Hedging Relationship	Location of Gain (Loss) Recognized in Income on Derivative	Amount of Gain (Loss) Recognized in Income on Derivative
Total return swaps	Other income (expense), net	$(21.4)
Physical commodity contracts	Cost of goods sold	(0.8)

		$(22.2)

PENSION AND OTHER POSTRETIREMENT BENEFITS	3 Months Ended
Mar. 27, 2010
PENSION AND OTHER POSTRETIREMENT BENEFITS
PENSION AND OTHER POSTRETIREMENT BENEFITS

14. PENSION AND OTHER POSTRETIREMENT BENEFITS

        We sponsor defined benefit retirement plans in Canada, the U.K. and the U.S. Additionally, we offer other postretirement benefits to the majority of our Canadian and U.S. employees. The net periodic pension costs under retirement plans and other postretirement benefits were as follows:

	Thirteen Weeks Ended March 27, 2010
	Canada plans	U.S. plans	U.K. plan	Consolidated
	(In millions)
Defined Benefit Plans
Service cost	$4.3	$—	$—	$4.3
Interest cost	17.8	0.1	29.4	47.3
Expected return on plan assets	(17.4)	—	(27.8)	(45.2)
Amortization of prior service cost	0.2	—	—	0.2
Amortization of net actuarial loss	0.3	—	3.1	3.4
Less expected participant contributions	(0.5)	—	—	(0.5)

Net periodic pension cost	$4.7	$0.1	$4.7	$9.5

Other Postretirement Benefits
Service cost—benefits earned during the period	$0.6	$—	$—	$0.6
Interest cost on projected benefit obligation	2.3	—	—	2.3
Amortization of prior service benefit	(0.9)	—	—	(0.9)

Net periodic postretirement benefit cost	$2.0	$—	$—	$2.0

	Thirteen Weeks Ended March 29, 2009
	Canada plans	U.S. plans	U.K. plan	Consolidated
	(In millions)
Defined Benefit Plans
Service cost	$4.5	$—	$1.1	$5.6
Interest cost	19.6	0.1	24.7	44.4
Expected return on plan assets	(19.1)	—	(28.1)	(47.2)
Amortization of prior service cost	0.4	—	—	0.4
Amortization of net actuarial loss	0.1	0.2	—	0.3
Less expected participant contributions	(0.4)	—	(0.1)	(0.5)
Curtailment loss	5.3			5.3

Net periodic pension cost (benefit)	$10.4	$0.3	$(2.4)	$8.3

Other Postretirement Benefits
Service cost—benefits earned during the period	$1.2	$—	$—	$1.2
Interest cost on projected benefit obligation	2.7	0.1	—	2.8
Amortization of prior service benefit	(0.4)	—	—	(0.4)
Amortization of net actuarial gain	(0.2)	—	—	(0.2)

Net periodic postretirement benefit cost	$3.3	$0.1	$—	$3.4

        See Note 4 "INVESTMENTS" for a discussion of the deconsolidation of BRI during the first quarter of 2009, which reduced the carrying values of pension and postretirement benefits on the condensed consolidated balance sheet.

        During the first quarter of 2010, employer contributions paid to the defined benefit plans for Canada and the U.K. were  $11.7 million and  $0.8 million, respectively. There were no contributions to the U.S. plan in the first quarter. Expected total fiscal year 2010 employer contributions to Canada, U.S. and U.K. defined benefits plans are approximately  $43 million.

COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 27, 2010
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS AND CONTINGENCIES

Kaiser and Other Indemnity Obligations

  Kaiser

        As discussed in Note 8 "DISCONTINUED OPERATIONS," we sold our entire equity interest in Kaiser during 2006 to FEMSA. The terms of the sale agreement require us to indemnify FEMSA for certain exposures related to tax, civil and labor contingencies arising prior to FEMSA's purchase of Kaiser.

        We provided an indemnity to FEMSA for losses Kaiser may incur with respect to tax claims associated with certain previously utilized purchased tax credits. We generally classify such purchased tax credits into two categories.

        During 2009, FEMSA entered into a Brazilian tax amnesty program which substantially reduced penalties, interest, and attorneys' fees owed by Kaiser to the government for the first category of purchased tax credits. In 2009, we had provided consent to FEMSA to enter into the amnesty program but had not agreed to an indemnity amount owed to FEMSA related to the indemnity for these tax credits.

        During the first quarter of 2010, we reached a settlement agreement with FEMSA for the entirety of our indemnity obligations corresponding to the principal, penalties, interest and attorney's fees owed by Kaiser for this first category of purchased credits. This favorable settlement involves a cash payment of  $96.0 million, and eliminates  $284.5 million of maximum potential tax claims of which  $131.2 million of indemnity liabilities were accrued on our balance sheet at December 26, 2009. The payment of the settlement agreement was made in the first week of the second quarter of 2010.

        The maximum potential claims amount remaining for the second category of purchased tax credits (which we believe present less risk than the first category), was  $243.1 million as of March 27, 2010.

        As of the end of the quarter, a portion of our indemnity obligations are considered probable losses, recorded as current liabilities in an amount of  $104.9 million at March 27, 2010 which includes  $96.0 million related to the settlement with FEMSA discussed above. Including the portion of the liabilities not deemed to be probable, of  $22.0 million, our total estimate of the indemnity liability associated with the purchased tax credits as of March 27, 2010 was  $118.0 million,  $108.3 million of which was classified as a current liability and  $9.7 million of which was classified as non-current. Primarily as a result of the aforementioned settlement, we reduced our estimated liability and realized a gain of  $42.6 million during the quarter, which is reflected in discontinued operations.

        Our estimates consider a number of scenarios for the ultimate resolution of these issues, the probabilities of which are influenced not only by legal developments in Brazil but also by management's intentions with regard to various alternatives that could present themselves leading to the ultimate resolution of these issues. The liabilities are impacted by changes in estimates regarding amounts that could be paid, the timing of such payments, adjustments to the probabilities assigned to various scenarios and foreign exchange.

        Additionally, we also provided indemnity related to all other tax, civil, and labor contingencies existing as of the date of sale. In this regard, however, FEMSA assumed their full share of all of these contingent liabilities that had been previously recorded and disclosed by us prior to the sale on January 13, 2006. However, we may have to provide indemnity to FEMSA if those contingencies settle at amounts greater than those amounts previously recorded or disclosed by us. We will be able to offset any indemnity exposures in these circumstances with amounts that settle favorably to amounts previously recorded. Our exposure related to these indemnity claims is capped at the amount of the sales price of the 68% equity interest of Kaiser, which was  $68.0 million. As a result of these contract provisions, our estimates include not only probability-weighted potential cash outflows associated with indemnity provisions, but also probability-weighted cash inflows that could result from favorable settlements, which could occur through negotiation or settlement programs that could arise from the federal or any of the various state governments in Brazil. The recorded value of the tax, civil, and labor indemnity liability was  $9.3 million as of March 27, 2010, which is classified as non-current.

        Future settlement procedures and related negotiation activities associated with these contingencies are largely outside of our control. The sale agreement requires annual cash settlements relating to the tax, civil, and labor indemnities. Indemnity obligations related to purchased tax credits must be settled upon notification of FEMSA's settlement. Due to the uncertainty involved with the ultimate outcome and timing of these contingencies, significant adjustments to the carrying values of the indemnity obligations have been recorded to date, and additional future adjustments may be required. These liabilities are denominated in Brazilian Reals and have been stated at present value and will, therefore, be subject in the future to foreign exchange gains or losses and to accretion cost, both of which will be recognized in the discontinued operations section of the statement of operations.

        The table below provides a summary of reserves associated with the Kaiser indemnity obligations from December 26, 2009, through March 27, 2010:

	Indemnity Obligations
	Purchased tax credits indemnity reserve	Tax, civil and labor indemnity reserve	Total indemnity reserves
	(In millions)
Balance at December 26, 2009	$154.6	$9.5	$164.1
Changes in estimates	(32.3)	0.1	(32.2)
Foreign exchange transaction impact	(4.3)	(0.3)	(4.6)

Balance at March 27, 2010	$118.0	$9.3	$127.3

Guarantees

        MCBC guarantees indebtedness and other obligations to banks and other third parties for some of its equity investments and consolidated subsidiaries. Other liabilities in the accompanying Condensed Consolidated Balance Sheets include  $101.5 million and  $99.2 million as of March 27, 2010 and December 26, 2009, respectively, related to such guarantees.

Litigation and Other Disputes

        In 1999, Molson entered into an agreement for the distribution of Molson products in Brazil. In 2000, before commencing the distribution business, Molson terminated the distribution agreement and paid the distributor  $150,000 in settlement. The distributor then sued Molson to set aside the settlement and to seek additional compensation. The Appellate Court of the State of Rio de Janeiro set aside the settlement agreement and determined that Molson was liable to the distributor, with the amount of damages to be determined through subsequent proceedings. An appeal of the liability decision is currently pending before the Brazilian Superior Court of Justice, which granted certiorari and agreed to hear the merits of Molson's appeal during the fourth quarter of fiscal year 2009. With respect to damages, the case was remanded to a Rio de Janeiro trial court to determine the amount of damages. The trial court retained an expert who provided a report adopting the position of the distributor and recommended damages based on a business plan devised at the outset of the arrangement that was never implemented. Molson challenged the irregularity of the expert process, the impartiality of the expert, as well as the report's specific recommendation. The trial court denied Molson's challenges. Molson filed an appeal before the Appellate Court of the State of Rio de Janeiro regarding these procedural irregularities (during the fourth quarter of fiscal year 2009, Molson's procedural appeal was denied). Following the state trial court's procedural ruling, that court handed down a decision in the distributor's favor granting the full amount of the lost anticipated profits alleged by the plaintiff, approximately  $42 million, plus attorneys' fees and interest. That judgment was rendered during the third quarter of 2009. Molson appealed the judgment to the Appellate Court of the State of Rio de Janeiro. During the fourth quarter, the appellate court considering Molson's appeal from the judgment directed the court-retained expert to explain the basis for his damages calculation. During the first quarter of 2010, the appelate court granted Molson's appeal and vacated the  $42 million judgment. The appelate court remanded the proceeding to the trial court and ordered that court to select a different expert. The appelate court furthermore directed the trial court to use specific criteria in setting damages, the effect of which would be to substantially reduce the award. Molson has filed for clarification as to the precise criteria to be used. We will continue to defend this case vigorously, and believe that a material adverse result is not probable.

        In March 2009, BRI, which operates The Beer Store retail outlets in the province of Ontario, Canada, received notice that a legal action would be commenced in the Ontario Superior Court of Justice against it, the Ontario government and the Liquor Control Board of Ontario. BRI is owned by MCBC and two other brewers, and is accounted for by MCBC under the equity method. This action alleges the defendants, including BRI, failed to warn the plaintiffs of the dangers of drinking during pregnancy. The action seeks damages in excess of CAD  $750 million. Although notice of the lawsuit was provided in March, the lawsuit has not been formally commenced. The same plaintiffs filed a lawsuit asserting similar claims against the Canadian federal government in the Federal Court of Canada in March 2009. They voluntarily withdrew the lawsuit after the federal government filed a motion to dismiss it for failing to state a claim. If a legal action is commenced against BRI as notified, we are advised that BRI will defend the claims vigorously.

        We are involved in other disputes and legal actions arising in the ordinary course of our business. While it is not feasible to predict or determine the outcome of these proceedings, in our opinion, based on a review with legal counsel, none of these disputes and legal actions is expected to have a material impact on our consolidated financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business.

Environmental

        When we determine that it is probable that a liability for environmental matters or other legal actions exists and the amount of the loss is reasonably estimable, an estimate of the future costs are recorded as a liability in the financial statements. Costs that extend the life, increase the capacity or improve the safety or efficiency of Company-owned assets or are incurred to mitigate or prevent future environmental contamination may be capitalized. Other environmental costs are expensed when incurred.

        From time to time, we have been notified that we are or may be a potentially responsible party ("PRP") under the Comprehensive Environmental Response, Compensation and Liability Act or similar state laws for the cleanup of sites where hazardous substances have allegedly been released into the environment. We cannot predict with certainty the total costs of cleanup, our share of the total cost, the extent to which contributions will be available from other parties, the amount of time necessary to complete the cleanups or insurance coverage.

Lowry

        We are one of a number of entities named by the Environmental Protection Agency ("EPA") as a PRP at the Lowry Superfund site. This landfill is owned by the City and County of Denver ("Denver") and is managed by Waste Management of Colorado, Inc. ("Waste Management"). In 1990, we recorded a pretax charge of  $30 million, a portion of which was put into a trust in 1993 as part of a settlement with Denver and Waste Management regarding the then-outstanding litigation. Our settlement was based on an assumed remediation cost of  $120 million (in 1992 adjusted dollars). We are obligated to pay a portion of future costs, if any, in excess of that amount.

        Waste Management provides us with updated annual cost estimates through 2032. We reviewed these cost estimates in the assessment of our accrual related to this issue. We use certain assumptions that differ from Waste Management's estimates to assess our expected liability. Our expected liability (based on the  $120 million threshold being met) is based on our best estimates available.

        The assumptions used are as follows:

  •
  trust management costs are included in projections with regard to the  $120 million threshold, but are expensed only as incurred;

  •
  income taxes, which we believe are not an included cost, are excluded from projections with regard to the  $120 million threshold;

  •
  a 2.5% inflation rate for future costs; and

  •
  certain operations and maintenance costs were discounted using a 4.60% risk-free rate of return.

        Based on these assumptions, the present value and gross amount of the costs at March 27, 2010, are approximately  $3.2 million and  $5.3 million, respectively. Accordingly, we believe that the existing liability is adequate as of March 27, 2010. We did not assume any future recoveries from insurance companies in the estimate of our liability, and none are expected.

        Considering the estimates extend through the year 2032 and the related uncertainties at the site, including what additional remedial actions may be required by the EPA, new technologies and what costs are included in the determination of when the  $120 million threshold is reached the estimate of our liability may change as further facts develop. We cannot predict the amount of any such change, but additional accruals in the future are possible.

        In April 2009, we received a written notice relating to the Lowry site, that the State of Colorado intends to seek compensation from MCBC and other parties to recover for natural resources damages. The State of Colorado has informally asserted total damages of up to  $10 million. However, the Company is potentially liable for only a portion of those damages. The Company will defend any such claims vigorously.

Other

        In October 2006 we were notified by the EPA that we are a PRP, along with approximately 60 other parties, at the Cooper Drum site in southern California. Certain of Molson's former non-beer business operations, which were discontinued and sold in the mid-1990s prior to the merger with Coors, were involved at this site. We responded to the EPA with information regarding our past involvement with the site. We have accrued  $0.2 million, which represents our estimable loss at this time. Potential losses associated with the Cooper Drum site could increase as remediation planning progresses.

        During the third quarter of 2008 we were notified by the EPA that we are a PRP, along with others, at the East Rutherford and Berry's Creek sites in New Jersey. Certain of Molson's former non-beer business operations, which were discontinued and sold in the mid-1990s, were involved at this site. We have accrued  $4.5 million, which represents our estimable loss at this time. Potential losses associated with the Berry's Creek site could increase as remediation planning progresses.

        While we cannot predict the eventual aggregate cost for environmental and related matters in which we are currently involved, we believe that any payments, if required, for these matters would be made over a period of time in amounts that would not be material in any one year to our operating results, cash flows or our financial or competitive position. We believe adequate reserves have been provided for losses that are probable and estimable.

        We are aware of groundwater contamination at some of our properties in Colorado resulting from historical, ongoing, or nearby activities. There may also be other contamination of which we are currently unaware.

COMPREHENSIVE INCOME (LOSS)	3 Months Ended
Mar. 27, 2010
COMPREHENSIVE INCOME (LOSS)
COMPREHENSIVE INCOME (LOSS)

16. COMPREHENSIVE INCOME (LOSS)

        The following summarizes the components of comprehensive income (loss):

	Thirteen Weeks Ended
	March 27, 2010	March 29, 2009
	(In millions)
Net income	$105.4	$76.2

Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, net of tax	10.5	(64.7)
Amortization of net prior service costs and net actuarial losses, net of tax	(1.8)	12.5
Unrealized (loss) gain on derivative instruments, net of tax	(1.2)	8.2
Reclassification adjustment on derivative instruments, net of tax	1.4	(14.5)
Ownership share of unconsolidated subsidiaries' other comprehensive income (loss), net of tax(1)	(7.4)	(3.8)

Total other comprehensive income (loss), net of tax	1.5	(62.3)

Comprehensive income	106.9	13.9
Less: Comprehensive income attributable to the noncontrolling interest	(0.8)	(0.5)

Comprehensive income attributable to MCBC	$106.1	$13.4

(1)
Consisting of unrealized gains and losses on derivative instruments, and changes to pension liabilities related to our proportional share of our unconsolidated subsidiaries, reported net of our effective tax rate.

SUPPLEMENTAL GUARANTOR INFORMATION	3 Months Ended
Mar. 27, 2010
SUPPLEMENTAL GUARANTOR INFORMATION
SUPPLEMENTAL GUARANTOR INFORMATION

17. SUPPLEMENTAL GUARANTOR INFORMATION

        MCBC ("Parent Guarantor and 2007 Issuer") issued  $575.0 million of 2.5% Convertible Senior Notes due July 30, 2013, in a registered offering on June 15, 2007. The convertible notes are guaranteed on a senior unsecured basis by CBC ("2002 Issuer"), Molson Coors International, LP and Molson Coors Capital Finance ULC (together the "2005 Issuers") and certain significant subsidiaries ("Subsidiary Guarantors").

        On May 7, 2002, the 2002 Issuer completed a public offering of  $850.0 million principal amount of 6.375% Senior notes due 2012. During the first quarter of 2008,  $180.4 million of the Senior notes was extinguished by using existing cash resources. During the third quarter of 2007,  $625.0 million of the Senior notes was extinguished by the proceeds received from the 2.5% Convertible Senior Notes issued June 15, 2007 and cash on hand. The remaining outstanding Senior notes are guaranteed on a senior and unsecured basis by the Parent Guarantor and 2007 Issuer, 2005 Issuers and Subsidiary Guarantors. The guarantees are full and unconditional and joint and several.

        On September 22, 2005, the 2005 Issuers completed a public offering of USD  $1.1 billion principal amount of Senior notes composed of USD  $300 million 4.85% notes due 2010 and CAD  $900.0 million 5.00% notes due 2015. The notes were issued with registration rights and are guaranteed on a senior and unsecured basis by Parent Guarantor and 2007 Issuer, 2002 Issuer and Subsidiary Guarantors. The guarantees are full and unconditional and joint and several. Funds necessary to meet the 2005 Issuers' debt service obligations are provided in large part by distributions or advances from MCBC's other subsidiaries. Under certain circumstances, contractual and legal restrictions, as well as our financial condition and operating requirements, could limit the 2005 Issuers' ability to obtain cash for the purpose of meeting its debt service obligation, including the payment of principal and interest on the notes.

        On June 30, 2008, Molson Canada 2005, an indirect wholly owned subsidiary of MCBC, guaranteed the obligations of MCBC under the credit facility dated as of March 2, 2005. As a result of such guarantee, Molson Canada 2005 became a guarantor under the following (i) the indenture related to the Senior notes dated as of May 7, 2002 and as supplemented; (ii) the indenture related to the Senior notes dated September 22, 2005 and as supplemented; and (iii) the indenture related to the Senior convertible notes dated June 15, 2007 and as supplemented. This change was effective for our 2008 third quarter and was reflected accordingly with the appropriate reclassifications to the prior period condensed consolidated financial statements.

        We revised our presentation of the supplemental guarantor information to separately present the impact of intercompany activity for the 2002 Issuer, the 2005 Issuer and the 2007 Issuer, Subsidiary Guarantor and Subsidiary Non-Guarantor categories. As such, our consolidating financial statements for all periods reflect the revised presentation, with the most significant change being the gross presentation of our intercompany notes receivable and payable amongst affiliates and the related impacts on the statements of operations and cash flows. Intercompany notes receivable, which were previously included as a component of equity, continue to be presented as a component of equity (contra-equity) based on the nature of the notes, anticipated repayments and the consideration of the inherent control associated with the relationships of the entities, while the intercompany notes payable are now presented as a liability. We believe that the revised presentation provides greater clarity surrounding the activity between the guarantors and non-guarantors of our third party debt. The revised presentation of the supplemental guarantor information does not amend or change the respective priority or status of the above-referenced senior notes and convertible notes.

        The following information sets forth Condensed Consolidating Statements of Operations for the thirteen weeks ended March 27, 2010, and March 29, 2009; Condensed Consolidating Balance Sheets as of March 27, 2010, and December 26, 2009; and Condensed Consolidating Statements of Cash Flows for the thirteen weeks ended March 27, 2010 and March 29, 2009. Investments in subsidiaries are accounted for on the equity method; accordingly, entries necessary to consolidate the Parent Guarantor, the Issuers and all of our subsidiaries are reflected in the eliminations column. In the opinion of management, separate complete financial statements of the 2002, 2005 and 2007 Issuers and the Subsidiary Guarantors would not provide additional material information that would be useful in assessing their financial composition.

MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE THIRTEEN WEEKS ENDED MARCH 27, 2010
(IN MILLIONS)
(UNAUDITED)

	Parent Guarantor and 2007 Issuer	2002 Issuer	2005 Issuers	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Sales	$6.5	$40.2	$—	$501.7	$444.4	$(45.8)	$947.0
Excise taxes	—	—	—	(118.1)	(167.9)	—	(286.0)

Net sales	6.5	40.2	—	383.6	276.5	(45.8)	661.0
Cost of goods sold	—	(11.0)	—	(219.3)	(213.3)	39.2	(404.4)

Gross profit	6.5	29.2	—	164.3	63.2	(6.6)	256.6
Marketing, general and administrative expenses	(32.0)	(10.1)	—	(111.0)	(91.4)	7.0	(237.5)
Special items, net	(0.1)	—	—	11.5	(14.0)	—	(2.6)
Equity income (loss) in subsidiaries	139.6	29.5	8.0	(98.2)	64.5	(143.4)	—
Equity income in MillerCoors	—	91.0	—	—	—	—	91.0

Operating income (loss)	114.0	139.6	8.0	(33.4)	22.3	(143.0)	107.5
Interest (expense) income, net	(8.2)	12.7	(5.3)	63.8	(87.5)	0.1	(24.4)
Other expense, net	(1.9)	(1.5)	(0.1)	—	(5.1)	—	(8.6)

Income (loss) from continuing operations before income taxes	103.9	150.8	2.6	30.4	(70.3)	(142.9)	74.5
Income tax benefit (expense)	0.7	(12.0)	(10.7)	2.6	7.7	—	(11.7)

Income (loss) from continuing operations	104.6	138.8	(8.1)	33.0	(62.6)	(142.9)	62.8
Income from discontinued operations, net of tax	—	—	—	—	42.6	—	42.6

Net income (loss)	104.6	138.8	(8.1)	33.0	(20.0)	(142.9)	105.4
Less: Net income attributable to noncontrolling interests	—	—	—	—	(0.8)	—	(0.8)

Net income (loss) attributable to MCBC	$104.6	$138.8	$(8.1)	$33.0	$(20.8)	$(142.9)	$104.6

MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE THIRTEEN WEEKS ENDED MARCH 29, 2009
(IN MILLIONS)
(UNAUDITED)

	Parent Guarantor and 2007 Issuer	2002 Issuer	2005 Issuers	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Sales	$4.5	$39.6	$—	$421.7	$399.4	$(41.0)	$824.2
Excise taxes	—	—	—	(97.1)	(168.1)	—	(265.2)

Net sales	4.5	39.6	—	324.6	231.3	(41.0)	559.0
Cost of goods sold	—	(12.6)	—	(189.3)	(180.8)	36.6	(346.1)

Gross profit	4.5	27.0	—	135.3	50.5	(4.4)	212.9
Marketing, general and administrative expenses	(15.8)	(13.2)	—	(86.2)	(72.0)	4.6	(182.6)
Special items, net	(1.2)	—	—	(8.1)	(0.9)		(10.2)
Equity income (loss) in subsidiaries	98.3	168.9	(1.3)	80.6	40.1	(386.6)	—
Equity income in MillerCoors	—	97.1	—	—	—	—	97.1

Operating income (loss)	85.8	279.8	(1.3)	121.6	17.7	(386.4)	117.2
Interest (expense) income, net	(8.2)	12.0	(42.3)	51.5	(32.8)	(0.1)	(19.9)
Other (expense) income, net	(18.2)	2.5	—	(0.2)	(2.6)	—	(18.5)

Income (loss) from continuing operations before income taxes	59.4	294.3	(43.6)	172.9	(17.7)	(386.5)	78.8
Income tax benefit (expense)	16.3	(171.4)	44.9	(29.4)	140.9	—	1.3

Income from continuing operations	75.7	122.9	1.3	143.5	123.2	(386.5)	80.1
Loss from discontinued operations, net of tax	—	—	—	—	(3.9)	—	(3.9)

Net income	75.7	122.9	1.3	143.5	119.3	(386.5)	76.2
Less: Net income attributable to noncontrolling interests	—	—	—	—	(0.5)	—	(0.5)

Net income attributable to MCBC	$75.7	$122.9	$1.3	$143.5	$118.8	$(386.5)	$75.7

MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF MARCH 27, 2010
(IN MILLIONS)
(UNAUDITED)

	Parent Guarantor and 2007 Issuer	2002 Issuer	2005 Issuers	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$323.3	$—	$0.1	$180.8	$152.4	$—	$656.6
Accounts receivable, net	3.0	1.5	—	179.6	271.7	—	455.8
Other receivables, net	30.2	40.5	4.6	45.7	90.2	—	211.2
Total inventories, net	—	—	—	143.7	80.8	—	224.5
Other assets, net	7.6	0.3	—	41.8	25.4	—	75.1
Deferred tax assets	—	—	—	0.4	0.7	(1.1)	—
Discontinued operations	—	—	—	—	2.1	—	2.1
Intercompany accounts receivable	—	480.0	85.1	458.4	—	(1,023.5)	—

Total current assets	364.1	522.3	89.8	1,050.4	623.3	(1,024.6)	1,625.3
Properties, net	34.3	7.3	—	785.6	435.3	—	1,262.5
Goodwill	—	11.4	—	344.8	1,087.3	—	1,443.5
Other intangibles, net	—	41.9	—	4,183.5	365.1	—	4,590.5
Investment in MillerCoors	—	2,724.5	—	—	—	—	2,724.5
Net investment in and advances to subsidiaries	7,691.9	4,167.4	3,336.6	370.4	4,793.6	(20,359.9)	—
Deferred tax assets	148.4	86.2	—	0.7	43.2	(103.7)	174.8
Other assets	5.8	13.3	3.3	50.7	86.3	—	159.4

Total assets	$8,244.5	$7,574.3	$3,429.7	$6,786.1	$7,434.1	$(21,488.2)	$11,980.5

Liabilities and equity
Current liabilities:
Accounts payable	$5.6	$4.1	$—	$48.2	$126.6	$—	$184.5
Accrued expenses and other liabilities	32.5	24.8	47.2	305.6	286.0	—	696.1
Deferred tax liability	90.0	—	—	—	95.6	(1.1)	184.5
Short-term borrowings and current portion of long-term debt	—	—	300.0	—	—	—	300.0
Discontinued operations					112.0	—	112.0
Intercompany accounts payable	442.1	3.1	197.4	151.2	229.7	(1,023.5)	—

Total current liabilities	570.2	32.0	544.6	505.0	849.9	(1,024.6)	1,477.1
Long-term debt	515.9	45.2	875.4	—	0.1	—	1,436.6
Deferred tax liability	—	102.2	2.0	—	445.5	(103.7)	446.0
Other liabilities	7.0	28.8	2.9	823.4	575.3	—	1,437.4
Discontinued operations	—	—	—	—	18.2	—	18.2
Intercompany notes payable	—	—	4,219.6	5,231.7	6,857.0	(16,308.3)	—

Total liabilities	1,093.1	208.2	5,644.5	6,560.1	8,746.0	(17,436.6)	4,815.3
MCBC stockholders' equity	7,153.2	8,202.6	2,231.7	8,210.3	1,713.5	(20,359.9)	7,151.4
Intercompany notes receivable	(1.8)	(836.5)	(4,446.5)	(7,984.3)	(3,039.2)	16,308.3	—

Total stockholders' equity	7,151.4	7,366.1	(2,214.8)	226.0	(1,325.7)	(4,051.6)	7,151.4
Noncontrolling interests	—	—	—	—	13.8	—	13.8

Total equity	7,151.4	7,366.1	(2,214.8)	226.0	(1,311.9)	(4,051.6)	7,165.2

Total liabilities and equity	$8,244.5	$7,574.3	$3,429.7	$6,786.1	$7,434.1	$(21,488.2)	$11,980.5

MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 26, 2009
(IN MILLIONS)
(UNAUDITED)

	Parent Guarantor and 2007 Issuer	2002 Issuer	2005 Issuers	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$392.8	$—	$0.1	$175.0	$166.3	$—	$734.2
Accounts receivable, net	3.6	4.1	—	203.3	355.7	—	566.7
Other receivables, net	16.2	27.4	—	20.9	88.6	(2.6)	150.5
Total inventories, net	—	—	—	146.6	89.6	—	236.2
Other assets, net	4.0	1.0	—	35.1	25.2	—	65.3
Deferred tax assets	—	—	—	0.4	0.7	(1.1)	—
Discontinued operations	—	—	—	—	9.9	—	9.9
Intercompany accounts receivable	—	455.7	—	538.8	310.0	(1,304.5)	—

Total current assets	416.6	488.2	0.1	1,120.1	1,046.0	(1,308.2)	1,762.8
Properties, net	35.8	7.3	—	787.1	462.3	—	1,292.5
Goodwill	—	11.4	—	348.9	1,114.7	—	1,475.0
Other intangibles, net	—	44.5	—	4,117.7	372.5	—	4,534.7
Investment in MillerCoors	—	2,613.6	—	—	—	—	2,613.6
Net investment in and advances to subsidiaries	7,561.0	3,620.7	3,251.5	3,079.4	4,624.0	(22,136.6)	—
Deferred tax assets	144.6	90.1	—	3.7	43.2	(103.7)	177.9
Other assets	6.4	13.5	4.0	49.8	90.9	—	164.6

Total assets	$8,164.4	$6,889.3	$3,255.6	$9,506.7	$7,753.6	$(23,548.5)	$12,021.1

Liabilities and equity
Current liabilities:
Accounts payable	$5.7	$0.8	$—	$49.1	$154.7	$—	$210.3
Accrued expenses and other liabilities	39.6	14.7	54.8	294.7	343.8	(2.6)	745.0
Deferred tax liability	90.0	—	—	—	78.2	(1.1)	167.1
Short-term borrowings and current portion of long-term debt	—	0.3	300.0	—	—	—	300.3
Discontinued operations	—	—	—	—	158.2	—	158.2
Intercompany accounts payable	431.3	4.1	201.0	391.8	276.3	(1,304.5)	—

Total current liabilities	566.6	19.9	555.8	735.6	1,011.2	(1,308.2)	1,580.9
Long-term debt	511.8	45.0	856.0	—	(0.1)	—	1,412.7
Deferred tax liability	—	102.2	3.3	—	466.2	(103.7)	468.0
Other liabilities	6.4	82.4	2.8	747.3	609.1	—	1,448.0
Discontinued operations	—	—	—	—	18.7	—	18.7
Intercompany notes payable	—	—	2,943.3	4,722.7	3,681.3	(11,347.3)	—

Total liabilities	1,084.8	249.5	4,361.2	6,205.6	5,786.4	(12,759.2)	4,928.3
MCBC stockholders' equity	7,081.2	7,532.3	2,765.8	9,329.2	2,507.7	(22,136.6)	7,079.6
Intercompany notes receivable	(1.6)	(892.5)	(3,871.4)	(6,028.1)	(553.7)	11,347.3	—

Total stockholders' equity	7,079.6	6,639.8	(1,105.6)	3,301.1	1,954.0	(10,789.3)	7,079.6
Noncontrolling interests	—	—	—	—	13.2	—	13.2

Total equity	7,079.6	6,639.8	(1,105.6)	3,301.1	1,967.2	(10,789.3)	7,092.8

Total liabilities and equity	$8,164.4	$6,889.3	$3,255.6	$9,506.7	$7,753.6	$(23,548.5)	$12,021.1

MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE THIRTEEN WEEKS ENDED MARCH 27, 2010
(IN MILLIONS)
(UNAUDITED)

	Parent Guarantor and 2007 Issuer	2002 Issuer	2005 Issuers	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(43.1)	$43.5	$(122.0)	$96.5	$238.7	$(127.6)	$86.0

CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to properties and intangible assets	(0.5)	—	—	(7.6)	(14.9)	—	(23.0)
Proceeds from sales of properties and intangible assets, net	—	—	—	0.3	1.2	—	1.5
Investment in MillerCoors	—	(298.2)	—	—	—	—	(298.2)
Return of capital from MillerCoors	—	199.5	—	—	—	—	199.5
Trade loan repayments from customers	—	—	—	—	4.3	—	4.3
Trade loans advanced to customers	—	—	—	—	(2.5)	—	(2.5)
Net intercompany investing activity	(42.7)	12.6	1,217.5	3,486.0	(1,016.0)	(3,657.4)	—

Net cash (used in) provided by investing activities	(43.2)	(86.1)	1,217.5	3,478.7	(1,027.9)	(3,657.4)	(118.4)

CASH FLOWS FROM FINANCING ACTIVITIES:
Issuances of stock under equity compensation plans	4.8	—	—	—	—	—	4.8
Excess tax benefits from share-based compensation	0.5	—	—	—	—	—	0.5
Dividends paid	(39.2)	—	—	—	(5.5)	—	(44.7)
Proceeds from short-term borrowings	—	—	—	—	3.1	—	3.1
Change in overdraft balances and other	—	—	—	—	(3.0)	—	(3.0)
Net intercompany financing activity	50.7	42.6	(1,095.5)	(3,573.6)	790.8	3,785.0	—

Net cash provided by (used in) financing activities	16.8	42.6	(1,095.5)	(3,573.6)	785.4	3,785.0	(39.3)

CASH AND CASH EQUIVALENTS:
Net (decrease) increase in cash and cash equivalents	(69.5)	—	—	1.6	(3.8)	—	(71.7)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	4.2	(10.1)	—	(5.9)
Balance at beginning of year	392.8	—	0.1	175.0	166.3	—	734.2

Balance at end of period	$323.3	$—	$0.1	$180.8	$152.4	$—	$656.6

MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE THIRTEEN WEEKS ENDED MARCH 29, 2009
(IN MILLIONS)
UNAUDITED)

	Parent Guarantor and 2007 Issuer	2002 Issuer	2005 Issuers	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(83.7)	$56.8	$0.1	$(30.7)	$(31.8)	$94.1	$4.8

CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to properties and intangible assets	(4.5)	—	—	(6.6)	(8.5)	—	(19.6)
Proceeds from sales of properties and intangible assets, net	1.2	—	—	—	0.9	—	2.1
Investment in MillerCoors	—	(67.2)	—	—	—	—	(67.2)
Deconsolidation of Brewers' Retail, Inc.	—	—	—	(26.1)	—	—	(26.1)
Trade loan repayments from customers	—	—	—	—	3.2	—	3.2
Trade loans advanced to customers	—	—	—	—	(2.8)	—	(2.8)
Net intercompany investing activity	(20.9)	(11.0)	(21.0)	(63.1)	(13.3)	129.3	—

Net cash used in investing activities	(24.2)	(78.2)	(21.0)	(95.8)	(20.5)	129.3	(110.4)

CASH FLOWS FROM FINANCING ACTIVITIES:
Issuances of stock under equity compensation plans	1.5	—	—	—	—	—	1.5
Excess tax benefits from share-based compensation	15.2	—	—	—	—	—	15.2
Dividends paid	(32.1)	—	—	—	(4.7)	—	(36.8)
Payments on long-term debt and capital lease obligations	—	—	—	(0.1)	—	—	(0.1)
Proceeds on short-term borrowings	—	—	—	2.7	6.9	—	9.6
Payments from short-term borrowings	—	—	—	(2.6)	(5.1)	—	(7.7)
Change in overdraft balances and other	3.4	—	—	8.4	(7.0)	—	4.8
Net intercompany financing activity	98.8	21.2	20.9	96.4	(13.9)	(223.4)	—

Net cash provided by (used in) financing activities	86.8	21.2	20.9	104.8	(23.8)	(223.4)	(13.5)

CASH AND CASH EQUIVALENTS:
Net decrease in cash and cash equivalents	(21.1)	(0.2)	—	(21.7)	(76.1)	—	(119.1)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	(2.2)	(0.5)	—	(2.7)
Balance at beginning of year	84.9	0.4	0.1	24.1	106.7	—	216.2

Balance at end of period	$63.8	$0.2	$0.1	$0.2	$30.1	$—	$94.4

Document and Entity Information	3 Months Ended
	Mar. 27, 2010	Apr. 29, 2010
Entity Registrant Name	MOLSON COORS BREWING CO
Entity Central Index Key	0000024545
Document Type	8-K
Document Period End Date	2010-03-27
Amendment Flag	false
Current Fiscal Year End Date	--12-26
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		0
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q1
Class A Common Stock
Entity Common Stock, Shares Outstanding		2,594,664
Class B Common Stock
Entity Common Stock, Shares Outstanding		160,603,776
Class A Exchangeable Stock
Entity Exchangeable, Shares Outstanding		3,056,874
Class B Exchangeable Stock
Entity Exchangeable, Shares Outstanding		19,366,478